RECEIVABLES (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Trade and other receivables [abstract]
Government authorities	$ 92	$ 73
Deferred issuance expenses	689	265
Prepaid expenses - clinical trial	2,491	0
Prepaid expenses - others	110	47
Other	21	15
Receivables	$ 3,403	$ 400